Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets
Derivative assets, fair value	$ 11,232	$ 69,105
Liabilities
Derivative liabilities, fair value	103,778	29,321
Carrying value
Assets
Cash and cash equivalents	782,884	1,204,018
Restricted cash	187,401	211,017
Derivative assets, fair value	11,232	69,105
Assets, Carrying value	981,517	1,484,140
Liabilities
Debt	29,160,698	29,668,203
Derivative liabilities, fair value	103,778	29,321
Liabilities, Carrying value	29,264,476	29,697,524
Fair value
Assets
Cash and cash equivalents	782,884	1,204,018
Restricted cash	187,401	211,017
Derivative assets, fair value	11,232	69,105
Assets, Carrying value	981,517	1,484,140
Liabilities
Debt	29,440,673	29,031,153
Derivative liabilities, fair value	103,778	29,321
Liabilities, Carrying value	29,544,451	29,060,474
Fair value | Level 1
Assets
Cash and cash equivalents	782,884	1,204,018
Restricted cash	187,401	211,017
Derivative assets, fair value	0	0
Assets, Carrying value	970,285	1,415,035
Liabilities
Debt	0	0
Derivative liabilities, fair value	0	0
Liabilities, Carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets, fair value	11,232	69,105
Assets, Carrying value	11,232	69,105
Liabilities
Debt	29,440,673	29,031,153
Derivative liabilities, fair value	103,778	29,321
Liabilities, Carrying value	29,544,451	29,060,474
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets, fair value	0	0
Assets, Carrying value	0	0
Liabilities
Debt	0	0
Derivative liabilities, fair value	0	0
Liabilities, Carrying value	$ 0	$ 0